RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Salaries	$ 34,274	$ 40,696	$ 42,659
Short term benefits for employees	14,257	16,059	13,185
Long term benefits for employees	587	742	3,158
Termination benefits			15,000
Fee	1,239	1,525	1,526
Total	$ 50,357	$ 59,022	$ 75,528